UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2007	Legg Mason Partners Global Equity Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners
Global Equity Fund

   Semi-Annual Report • June 30, 2007
What’s
Inside

Fund Objective

The Fund seeks to provide long term capital growth. Dividend income, if any, is incidental to this goal.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	20

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)[i] expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006 — the 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters.... Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated.... In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”
Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks began the year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. After a modest increase in March 2007, U.S. stock prices rallied in April and May, thanks, in part, to surprisingly
Legg Mason Partners Global Equity Fund      I

strong first quarter corporate profits. Stocks then gave up some ground in June due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in 2007. All told, the S&P 500 Index returned 6.96% during the six months ended June 30, 2007.
International equities also generated positive results during the reporting period and outperformed their U.S. counterparts. During the six-month period ended June 30, 2007, the MSCI EAFE Index[v] returned 10.74%. As was the case in the U.S., international equities experienced periods of volatility. However, they rallied throughout much of the period due to positive economic news, solid corporate profits and a very active merger and acquisition environment.
Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

Performance Review

For the six months ended June 30, 2007, Class A shares of Legg Mason Partners Global Equity Fund, excluding sales charges, returned 10.02%. These shares underperformed the Lipper International Large Cap Value Funds Category Average[1] which increased 10.72% over the same time frame. The Fund’s new unmanaged benchmark, the MSCI World Indexvi, returned 9.17% and the Fund’s former unmanaged benchmark, the MSCI EAFE Index, returned 10.74%, for the same period.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 49 funds in the Fund’s Lipper category, and excluding sales charges.
II     Legg Mason Partners Global Equity Fund

Performance Snapshot as of June 30, 2007 (excluding sales charges) (unaudited)

Six Months

Global Equity Fund — Class A Shares	10.02%

MSCI EAFE Index	10.74%

MSCI World Index	9.17%

Lipper International Large Cap Value Funds Category Average	10.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/ InvestorServices.

Excluding sales charges, Class 1, Class B, Class C and Class I shares returned 10.15%, 9.63%, 9.46% and 10.09%, respectively, for the six months ended June 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class 1, Class A, Class B, Class C and Class I shares were 1.54%, 1.77%, 2.72%, 2.55% and 0.99%, respectively.
                                     Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•	Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.
•	New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.
Legg Mason Partners Global Equity Fund      III

•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Additionally, effective as of the close of business on July 27, 2007, Class 1 shares of the Fund will be closed to all new purchases and incoming exchanges. Investors owning Class 1 shares of the Fund on that date are permitted to continue to maintain their current Class 1 shares, but will no longer be permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions). Affected shareholders were sent a communication notifying them of this change.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
July 27, 2007
IV     Legg Mason Partners Global Equity Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Keep in mind, investments in stocks are subject to market fluctuations. The Fund invests a significant portion of its portfolio in foreign companies and therefore is subject to risks associated with foreign investments. These risks include currency fluctuations, changes in political and economic conditions, differing securities regulations and periods of illiquidity, and are heightened for investments in the securities of issuers located in developing countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

vi	MSCI World Index is an unmanaged index of common stocks of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/ Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.
Legg Mason Partners Global Equity Fund      V

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Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Actual Total	Beginning	Ending	Annualized	Expenses
	Return Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class 1	10.15%	$1,000.00	$1,101.50	1.03%	$5.37

Class A	10.02	1,000.00	1,100.20	1.23	6.41

Class B	9.63	1,000.00	1,096.30	1.96	10.19

Class C	9.46	1,000.00	1,094.60	2.25	11.69

Class I	10.09	1,000.00	1,100.90	1.21	6.30

(1)	For the six months ended June 30, 2007.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers/and or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
2     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class 1	5.00%	$1,000.00	$1,019.69	1.03%	$5.16

Class A	5.00	1,000.00	1,018.70	1.23	6.16

Class B	5.00	1,000.00	1,015.08	1.96	9.79

Class C	5.00	1,000.00	1,013.64	2.25	11.23

Class I	5.00	1,000.00	1,018.79	1.21	6.06

(1)	For the six months ended June 30, 2007.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      3

Schedule of Investments (June 30, 2007) (unaudited)
LEGG MASON PARTNERS GLOBAL EQUITY FUND

Shares	Security	Value

COMMON STOCKS — 97.4%
Australia — 2.8%
145,850	AMP Ltd.	$1,253,199
46,050	Australia & New Zealand Banking Group Ltd.	1,133,473
328,600	Boart Longyear Group*	622,165
48,550	Caltex Australia Ltd.	975,710
148,650	Qantas Airways Ltd.	706,783
22,000	QBE Insurance Group Ltd.	582,788
201,300	Stockland	1,392,947
60,150	WorleyParsons Ltd.	1,736,392

	Total Australia	8,403,457

Austria — 0.3%
9,500	Voestalpine AG	802,721

Belgium — 0.7%
67,600	Dexia	2,121,205

Bermuda — 0.6%
13,400	Arch Capital Group Ltd.*	972,036
6,400	Everest Re Group Ltd.	695,296

	Total Bermuda	1,667,332

Canada — 3.5%
30,100	Addax Petroleum Corp.	1,127,530
15,800	Agrium Inc.	693,622
17,400	Alcan Inc., New York Shares	1,414,620
59,400	Finning International Inc.	1,691,159
51,300	LionOre Mining International Ltd.*	1,348,160
14,000	Metro Inc., Class A Shares	491,260
41,900	Shaw Communications Inc.	1,773,624
93,500	Sherritt International Corp.	1,287,927
13,200	Sun Life Financial Inc.	629,996

	Total Canada	10,457,898

Denmark — 1.2%
27,200	Danske Bank A/ S	1,116,769
4,700	FLSmidth & Co. A/ S, Class B Shares	370,573
29,300	Sydbank AS	1,405,263
9,400	TrygVesta AS	739,438

	Total Denmark	3,632,043

Finland — 0.8%
13,600	Rautaruukki OYJ	874,647
49,000	Sampo Oyj, Class A Shares	1,415,006

	Total Finland	2,289,653

See Notes to Financial Statements.
4     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

France — 5.7%
59,600	Air France-KLM	$2,787,133
17,900	Capgemini SA	1,315,749
5,300	Ciments Francais SA	1,221,905
15,975	Compagnie de Saint-Gobain	1,800,576
25,800	Credit Agricole SA	1,053,037
35,600	Neuf Cegetel	1,397,679
11,700	Nexity	981,496
7,800	Peugeot SA	630,393
8,700	Pinault Printemps Redoute SA	1,523,881
49,100	SCOR SA	1,336,909
40,300	Suez SA	2,315,008
10,300	Total SA	839,126

	Total France	17,202,892

Germany — 3.1%
67,950	Deutsche Lufthansa AG	1,907,118
27,603	Fresenius Medical Care AG & Co.	1,273,660
10,500	Kloeckner & Co. AG	764,427
15,150	MTU Aero Engines Holding AG	988,054
23,950	Stada Arzneimittel AG	1,529,594
143,000	United Internet AG	2,990,799

	Total Germany	9,453,652

Hong Kong — 0.4%
365,200	Li & Fung Ltd.	1,319,499

India — 0.6%
21,600	State Bank of India Ltd. GDR	1,905,120

Ireland — 0.4%
51,800	Smurfit Kappa Group PLC*	1,301,947

Italy — 2.4%
35,400	Banca Popolare di Verona e Novara Scrl	1,018,919
48,586	Eni SpA	1,766,950
51,900	Fiat SpA	1,548,569
26,900	Fondiaria Sai SpA	1,305,228
44,000	Saipem SpA	1,508,561

	Total Italy	7,148,227

Japan — 8.3%
115,000	Dainippon Ink and Chemicals Inc.	443,580
63,000	Dowa Mining Co., Ltd.	671,326
28,000	Hokuhoku Financial Group Inc.	90,531
149,000	Itochu Corp.	1,724,176
110,000	Kawasaki Kisen Kaisha Ltd.	1,343,301
94	KDDI Corp.	695,450
136,000	Mazda Motor Corp.	774,750
167,000	Mitsui Mining & Smelting Co., Ltd.	779,482
See Notes to Financial Statements.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Japan — 8.3% (continued)
48,000	NHK Spring Co., Ltd.	$461,699
105,500	Nippon Mining Holdings Inc.	1,010,502
84,000	Nippon Yusen Kabushiki Kaisha	769,855
226,000	Nishi-Nippon City Bank Ltd.	825,947
210,000	NTN Corp.	1,808,922
1,170	ORIX Corp.	307,658
75,200	Ricoh Co., Ltd.	1,736,721
96,000	Sekisui Chemical Co., Ltd.	741,364
35,100	Stanley Electric Co., Ltd.	762,271
157,000	Sumitomo Metal Industries Ltd.	923,642
24,250	Takeda Pharmaceutical Co., Ltd.	1,564,199
42,700	Toyota Boshoku Corp.	1,079,567
74,650	Toyota Motor Corp.	4,718,366
176,000	Ube Industries Ltd.	541,955
98,000	Yaskawa Electric Corp.	1,114,963

	Total Japan	24,890,227

Netherlands — 2.4%
21,100	ABN Amro Holding NV	971,315
6,050	Heineken NV	355,718
57,409	Mittal Steel Co., NV	3,614,490
54,500	Royal Dutch Shell PLC, Class A Shares	2,224,439

	Total Netherlands	7,165,962

Norway — 1.3%
127,600	DnB NOR ASA	1,649,160
110,363	Telenor ASA	2,166,715

	Total Norway	3,815,875

Russia — 0.8%
7,700	OAO Gazprom, ADR	322,630
21,900	Sistema JSFC, Registered Shares, GDR	621,960
13,900	Vimpel Communications, ADR	1,464,504

	Total Russia	2,409,094

Singapore — 0.6%
214,000	Keppel Corp., Ltd.	1,748,252

South Africa — 0.5%
219,000	Aveng Ltd.	1,552,739

Spain — 1.2%
66,000	Banco de Sabadell SA	727,214
29,400	Red Electrica de Espana	1,382,413
69,625	Telefonica SA	1,556,903

	Total Spain	3,666,530

See Notes to Financial Statements.
6     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Sweden — 1.6%
89,400	Electrolux AB	$2,128,027
38,400	Scania AB, Class B Shares	942,091
37,300	Svenska Handelsbanken AB	1,048,556
29,400	Trelleborg AB, Class B Shares	813,596

	Total Sweden	4,932,270

Switzerland — 2.4%
9,500	Baloise Holding AG	939,833
9,600	Nestle SA	3,654,604
14,500	Roche Holding AG	2,575,198

	Total Switzerland	7,169,635

Taiwan — 0.4%
113,900	Siliconware Precision Industries Co., ADR	1,252,900

United Kingdom — 9.8%
38,200	Anglo American PLC	2,256,787
151,800	BG Group PLC	2,501,619
262,537	BP PLC	3,175,774
138,800	British Energy Group PLC	1,506,359
136,600	BT Group PLC	911,138
73,500	FirstGroup PLC	984,931
129,500	GKN PLC	1,034,588
182,894	Hays PLC	628,307
69,000	HBOS PLC	1,364,104
36,600	HSBC Holdings PLC	671,806
151,500	Invensys PLC*	1,164,001
185,700	John Wood Group PLC	1,260,992
26,100	Next PLC	1,051,870
154,400	Northumbrian Water Group PLC	952,433
190,200	Premier Foods PLC	1,104,589
255,900	Royal Bank of Scotland Group PLC	3,249,495
139,400	Scottish & Newcastle PLC	1,791,116
75,977	Southern Cross Healthcare Ltd.	861,899
92,600	Tate & Lyle PLC	1,054,189
22,700	Travis Perkins PLC	865,209
313,500	Vodafone Group PLC	1,055,289

	Total United Kingdom	29,446,495

United States — 45.6%
25,100	Aetna Inc.	1,239,940
15,100	Allstate Corp.	928,801
16,224	Altria Group Inc.	1,137,951
31,875	American Eagle Outfitters Inc.	817,913
16,800	American Financial Group Inc.	573,720
49,080	American International Group Inc.	3,437,072
73,000	Annaly Mortgage Management Inc.	1,052,660
22,000	Applera Corp. — Applied Biosystems Group	671,880
See Notes to Financial Statements.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

United States — 45.6% (continued)
57,000	Archer-Daniels-Midland Co.	$1,886,130
108,842	AT&T Inc.	4,516,943
38,350	Bank of America Corp.	1,874,931
37,800	Big Lots Inc.*	1,112,076
40,200	BMC Software Inc.*	1,218,060
11,800	Boeing Co.	1,134,688
5,000	Carpenter Technology Corp.	651,550
24,300	CB Richard Ellis Group Inc., Class A Shares*	886,950
28,600	Celanese Corp.	1,109,108
10,400	Cephalon Inc.*	836,056
32,470	Chevron Corp.	2,735,273
63,200	Cisco Systems Inc.*	1,760,120
51,000	CMS Energy Corp.	877,200
40,200	Commercial Metals Co.	1,357,554
53,900	Compuware Corp.*	639,254
23,700	Crown Holdings Inc.*	591,789
21,800	CSX Corp.	982,744
9,916	Darden Restaurants Inc.	436,205
46,100	Dollar Tree Stores Inc.*	2,007,655
32,500	Electronic Data Systems Corp.	901,225
12,960	Energen Corp.	712,022
40,300	Estee Lauder Cos. Inc., Class A Shares	1,834,053
61,025	Exxon Mobil Corp.	5,118,777
69,700	Fairchild Semiconductor International Inc.*	1,346,604
13,500	Family Dollar Stores Inc.	463,320
6,800	FedEx Corp.	754,596
23,050	First Marblehead Corp.	890,652
20,900	Forest Laboratories Inc.*	954,085
48,600	Frontier Oil Corp.	2,127,222
74,651	General Electric Co.	2,857,640
31,500	Global Industries Ltd.*	844,830
4,600	Goldman Sachs Group Inc.	997,050
38,400	Goodyear Tire & Rubber Co.*	1,334,784
28,200	Hasbro Inc.	885,762
28,700	HCC Insurance Holdings Inc.	958,867
18,000	Health Net Inc.*	950,400
66,540	Hewlett-Packard Co.	2,969,015
14,200	Hillenbrand Industries Inc.	923,000
34,900	Host Hotels & Resorts Inc.	806,888
23,900	Humana Inc.*	1,455,749
131,840	Intel Corp.	3,132,518
32,650	International Business Machines Corp.	3,436,412
16,000	Invitrogen Corp.*	1,180,000
23,600	ITT Educational Services Inc.*	2,770,168
11,400	J.C. Penney Co. Inc.	825,132
14,300	Johnson & Johnson	881,166
See Notes to Financial Statements.
8     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

United States — 45.6% (continued)
9,500	Jones Lang LaSalle Inc.	$1,078,250
69,160	JPMorgan Chase & Co.	3,350,802
56,500	Kroger Co.	1,589,345
3,700	Lehman Brothers Holdings Inc.	275,724
18,500	Lexmark International Inc., Class A Shares*	912,235
5,900	Lincoln Electric Holdings Inc.	438,016
9,700	Lockheed Martin Corp.	913,061
22,700	Loews Corp.	1,157,246
16,500	Macy’s Inc.	656,370
12,700	Manitowoc Co. Inc.	1,020,826
14,200	Manpower Inc.	1,309,808
18,000	Marathon Oil Corp.	1,079,280
37,370	Marshall & Ilsley Corp.	1,779,933
7,000	McKesson Corp.	417,480
11,750	Men’s Wearhouse Inc.	600,073
15,100	MetLife Inc.	973,648
70,900	Microsoft Corp.	2,089,423
18,100	Molson Coors Brewing Co., Class B Shares	1,673,526
64,500	Mylan Laboratories Inc.	1,173,255
19,700	NBTY Inc.*	851,040
22,450	News Corp., Class A Shares	476,165
11,800	Northrop Grumman Corp.	918,866
15,450	Nutri/ System Inc.*	1,079,028
16,150	OGE Energy Corp.	591,898
31,700	Packaging Corp of America	802,327
128,400	Pfizer Inc.	3,283,188
9,100	Phillips-Van Heusen Corp.	551,187
10,300	Procter & Gamble Co.	630,257
29,400	Qwest Communications International Inc.*	285,180
23,700	Ross Stores Inc.	729,960
31,300	Safeway Inc.	1,065,139
11,700	Sempra Energy	692,991
8,900	Stanley Works	540,230
23,700	Target Corp.	1,507,320
13,800	Terex Corp.*	1,121,940
44,000	Tesoro Corp.	2,514,600
23,100	Travelers Cos. Inc.	1,235,850
41,800	Tyson Foods Inc., Class A Shares	963,072
26,220	UGI Corp.	715,282
22,700	UnitedHealth Group Inc.	1,160,878
7,700	Universal Health Services Inc., Class B Shares	473,550
6,600	Valero Energy Corp.	487,476
59,400	Verizon Communications Inc.	2,445,498
65,625	Vishay Intertechnology Inc.*	1,038,188
2,700	W.R. Berkley Corp.	87,858
68,300	Wal-Mart Stores Inc.	3,285,913
See Notes to Financial Statements.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      9

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

United States — 45.6% (continued)
16,400	Waters Corp.*	$973,504
10,500	WellCare Health Plans Inc.*	950,355
11,000	WellPoint Inc.*	878,130
89,450	Western Digital Corp.*	1,730,857
103,400	Xerox Corp.*	1,910,832

	Total United States	137,253,020

	TOTAL COMMON STOCKS (Cost — $258,481,132)	293,008,645

PREFERRED STOCKS — 0.8%
Brazil — 0.8%
37,000	Cia Vale do Rio Doce	1,388,913
16,000	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	911,398

	TOTAL PREFERRED STOCKS (Cost — $2,245,375)	2,300,311

RIGHT — 0.0%
Japan — 0.0%
63,000	Dowa Mining, Expires 1/29/10* (Cost — $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $260,726,507)	295,308,956

Face
Amount

SHORT-TERM INVESTMENT — 1.4%
Time Deposit — 1.4%
$4,290,000	State Street Bank & Trust Co., 4.720% due 7/2/07 (Cost — $4,290,000)	4,290,000

	TOTAL INVESTMENTS — 99.6% (Cost — $265,016,507#)	299,598,956
	Other Assets in Excess of Liabilities — 0.4%	1,207,362

	TOTAL NET ASSETS — 100.0%	$300,806,318

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
  Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
See Notes to Financial Statements.
10     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Summary of Investments by Sector* (unaudited)

Financials	18.7%
Consumer Discretionary	12.4
Industrials	12.2
Energy	11.1
Information Technology	10.5
Health Care	8.8
Materials	8.3
Consumer Staples	7.8
Telecommunication Services	5.5
Utilities	3.3
Short-Term Investment	1.4

100.0%

*	As a Percent of Total Investments. Please note that Fund holdings are as of June 30, 2007 and are subject to change.
See Notes to Financial Statements.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      11

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $265,016,507)	$299,598,956
Foreign currency, at value (Cost — $137,126)	136,979
Cash	573
Receivable for securities sold	3,238,329
Dividends and interest receivable	573,070
Receivable for Fund shares sold	365,202
Prepaid expenses	73,033

Total Assets	303,986,142

LIABILITIES:
Payable for securities purchased	2,701,919
Payable for Fund shares repurchased	269,080
Distribution fees payable	152,139
Investment management fee payable	38,742
Trustee’s retirement plan	3,370
Trustees’ fees payable	2,318
Accrued expenses	12,256

Total Liabilities	3,179,824

Total Net Assets	$300,806,318

NET ASSETS:
Par value (Note 6)	$228
Paid-in capital in excess of par value	280,204,423
Undistributed net investment income	595,821
Accumulated net realized loss on investments and foreign currency transactions	(14,592,718)
Net unrealized appreciation on investments and foreign currencies	34,598,564

Total Net Assets	$300,806,318

Shares Outstanding:
Class 1	329,809

Class A	10,830,283

Class B	5,172,331

Class C	6,266,904

Class I	156,944

Net Asset Value:
Class 1 (and redemption price)	$13.30

Class A (and redemption price)	$13.33

Class B (and offering price)*	$12.74

Class C (and offering price)*	$13.42

Class I (offering price and redemption price)	$13.31

Maximum Public Offering Price Per Share:
Class 1 (based on maximum initial sales charge of 8.50%)	$14.54

Class A (based on maximum initial sales charge of 5.75%)	$14.14

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).
See Notes to Financial Statements.
12     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$3,212,500
Interest	68,540
Less: Foreign taxes withheld	(213,689)

Total Investment Income	3,067,351

EXPENSES:
Investment management fee (Note 2)	1,190,951
Distribution fees (Notes 2 and 4)	870,262
Transfer agent fees (Note 4)	479,459
Shareholder reports (Note 4)	74,491
Legal fees	26,245
Audit and tax	20,815
Custody fees	7,602
Trustees’ fees	6,335
Registration fees	2,132
Insurance	1,475
Miscellaneous expenses	9,593

Total Expenses	2,689,360
Less: Fee waivers and/or expense reimbursements (Note 2)	(343,306)

Net Expenses	2,346,054

Net Investment Income	721,297

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	20,994,564
Foreign currency transactions	(8,330)

Net Realized Gain	20,986,234

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	4,642,436
Foreign currencies	(1,644)

Change in Net Unrealized Appreciation/ Depreciation	4,640,792

Net Gain on Investments and Foreign Currency Transactions	25,627,026

Increase in Net Assets From Operations	$26,348,323

See Notes to Financial Statements.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      13

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited)
and the year ended December 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$721,297	$580,655
Net realized gain	20,986,234	28,550,231
Change in net unrealized appreciation/depreciation	4,640,792	(3,616,956)

Increase in Net Assets From Operations	26,348,323	25,513,930

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(200,003)	(550,012)
Net realized gains	(8,174,900)	(18,176,322)

Decrease in Net Assets From Distributions to Shareholders	(8,374,903)	(18,726,334)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	48,356,061	44,497,162
Reinvestment of distributions	7,883,975	16,340,949
Cost of shares repurchased	(38,552,280)	(29,546,970)
Net assets of shares issued in connection with merger	—	141,669,863

Increase in Net Assets From Fund Share Transactions	17,687,756	172,961,004

Increase in Net Assets	35,661,176	179,748,600
NET ASSETS:
Beginning of period	265,145,142	85,396,542

End of period*	$300,806,318	$265,145,142

* Includes undistributed net investment income of:	$595,821	$74,527

See Notes to Financial Statements.
14     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class 1 Shares(1)	2007(2)		2006(3)

Net Asset Value, Beginning of Period	$12.45		$12.19

Income (Loss) From Operations:
Net investment income (loss)	0.07		(0.00	) (4)
Net realized and unrealized gain	1.19		0.30

Total Income From Operations	1.26		0.30

Less Distributions From:
Net investment income	(0.04)		(0.04)
Net realized gains	(0.37)		—

Total Distributions	(0.41)		(0.04)

Net Asset Value, End of Period	$13.30		$12.45

Total Return(5)	10.15%		2.45%

Net Assets, End of Period (000s)	$4,386		$4,166

Ratios to Average Net Assets:
Gross expenses	1.29	% (6)	1.04	% (6)(7)
Net expenses	1.03	(6)(8)(9)	1.03	(6)(7)
Net investment income	1.14	(6)	0.44	(6)

Portfolio Turnover Rate	84%		228%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	For the period December 1, 2006 (inception date) to December 31, 2006.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.01% (Note 11).

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net asset of Class 1 shares will not exceed 1.03%.

(9)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      15

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006		2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.47		$11.90		$10.97	$9.45	$7.39	$8.57

Income (Loss) From Operations:
Net investment income	0.06		0.14		0.17	0.07	0.05	0.02
Net realized and unrealized gain (loss)	1.19		2.75		0.91	1.55	2.06	(1.20)

Total Income (Loss) From Operations	1.25		2.89		1.08	1.62	2.11	(1.18)

Less Distributions From:
Net investment income	(0.02)		(0.10)		(0.15)	(0.10)	(0.05)	—
Net realized gains	(0.37)		(2.22)		—	—	—	—

Total Distributions	(0.39)		(2.32)		(0.15)	(0.10)	(0.05)	—

Net Asset Value, End of Period	$13.33		$12.47		$11.90	$10.97	$9.45	$7.39

Total Return(3)	10.02%		24.79%		9.88%	17.24%	28.55%	(13.77)%

Net Assets, End of Period (000s)	$144,334		$125,389		$37,449	$34,599	$32,605	$16,469

Ratios to Average Net Assets:
Gross expenses	1.36	%(4)	1.45	%(5)	1.62%	1.83%	2.17%	2.95%
Net expenses(6)	1.23	(4)(7)(8)	1.43	(5)(8)	1.62	1.69 (8)	1.75 (8)	1.75 (8)
Net investment income	0.96	(4)	1.09		1.48	0.73	0.59	0.31

Portfolio Turnover Rate	84%		228%		29%	60%	120%	88%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.38%, respectively (Note 11).

(6)	Prior to April 16, 2007, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.75%.

(7)	As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.43%.

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
16     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006		2005	2004		2003	2002

Net Asset Value, Beginning of Period	$11.96		$11.53		$10.62	$9.13		$7.16	$8.36

Income (Loss) From Operations:
Net investment income (loss)	0.01		(0.00	) (3)	0.07	(0.00	) (3)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	1.14		2.66		0.89	1.50		1.99	(1.16)

Total Income (Loss) From Operations	1.15		2.66		0.96	1.50		1.97	(1.20)

Less Distributions From:
Net investment income	—		(0.01)		(0.05)	(0.01)		—	—
Net realized gains	(0.37)		(2.22)		—	—		—	—

Total Distributions	(0.37)		(2.23)		(0.05)	(0.01)		—	—

Net Asset Value, End of Period	$12.74		$11.96		$11.53	$10.62		$9.13	$7.16

Total Return(4)	9.63%		23.60%		9.00%	16.40%		27.51%	(14.35)%

Net Assets, End of Period (000s)	$65,872		$64,293		$7,356	$7,617		$8,342	$836

Ratios to Average Net Assets:
Gross expenses	2.13	%(5)	2.29	% (6)	2.48%	2.61%		2.92%	3.70%
Net expenses(7)	1.96	(5)(8)(9)	2.28	(6)(9)	2.48	2.44	(9)	2.50 (9)	2.50 (9)
Net investment income (loss)	0.21	(5)	(0.01)		0.66	(0.03)		(0.29)	(0.50)

Portfolio Turnover Rate	84%		228%		29%	60%		120%	88%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.25% and 2.24%, respectively (Note 11).

(7)	Prior to April 16, 2007, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 2.50%.

(8)	As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 2.40%.

(9)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      17

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006		2005	2004		2003	2002

Net Asset Value, Beginning of Period	$12.60		$12.06		$11.11	$9.55		$7.47	$8.72

Income (Loss) From Operations:
Net investment income (loss)	0.00	(3)	0.01		0.06	(0.01)		(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.19		2.76		0.93	1.57		2.10	(1.23)

Total Income (Loss) From Operations	1.19		2.77		0.99	1.56		2.08	(1.25)

Less Distributions From:
Net investment income	—		(0.01)		(0.04)	(0.00	)(3)	—	—
Net realized gains	(0.37)		(2.22)		—	—		—	—

Total Distributions	(0.37)		(2.23)		(0.04)	(0.00	)(3)	—	—

Net Asset Value, End of Period	$13.42		$12.60		$12.06	$11.11		$9.55	$7.47

Total Return(4)	9.46%		23.42%		8.95%	16.37%		27.84%	(14.33)%

Net Assets, End of Period (000s)	$84,126		$69,239		$38,418	$19,040		$7,368	$1,147

Ratios to Average Net Assets:
Gross expenses	2.77	%(5)	2.78	%(6)	2.74%	2.65%		2.86%	3.55%
Net expenses(7)(9)	2.25	(5)(8)	2.52	(6)	2.50	2.42		2.44	2.35
Net investment income (loss)	(0.05	)(5)	0.07		0.53	(0.10)		(0.27)	(0.32)

Portfolio Turnover Rate	84%		228%		29%	60%		120%	88%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.72% and 2.46%, respectively (Note 11).

(7)	Prior to April 16, 2007, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.50%.

(8)	As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.26%.

(9)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
18     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares(1)	2007(2)		2006		2005	2004	2003(3)

Net Asset Value, Beginning of Period	$12.46		$11.89		$10.96	$9.46	$7.46

Income (Loss) From Operations:
Net investment income (loss)	0.06		0.19		0.22	0.09	(0.01)
Net realized and unrealized gain	1.19		2.74		0.92	1.56	2.07

Total Income From Operations	1.25		2.93		1.14	1.65	2.06

Less Distributions From:
Net investment income	(0.03)		(0.14)		(0.21)	(0.15)	(0.06)
Net realized gains	(0.37)		(2.22)		—	—	—

Total Distributions	(0.40)		(2.36)		(0.21)	(0.15)	(0.06)

Net Asset Value, End of Period	$13.31		$12.46		$11.89	$10.96	$9.46

Total Return(4)	10.09%		25.13%		10.38%	17.60%	27.58%

Net Assets, End of Period (000s)	$2,088		$2,058		$2,174	$2,185	$984

Ratios to Average Net Assets:
Gross expenses	1.21	%(5)	1.15	%(6)	1.21%	1.49%	1.90	%(5)
Net expenses(7)	1.21	(5)	1.14	(6)(8)	1.21	1.43 (8)	1.48	(5)(8)
Net investment income (loss)	0.96	(5)	1.43		1.94	0.94	(0.18	)(5)

Portfolio Turnover Rate	84%		228%		29%	60%	120%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	For the period May 20, 2003 (commencement of operations) to December 31, 2003.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.09% (Note 11).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.50%. As of April 16, 2007, there is no longer a voluntary expense limitation in place for Class I shares.

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      19

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment series of Legg Mason Partners Trust II, a Massachusetts business trust registered under the 1940 Act.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates fair value.
   (b) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
   (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest
20     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
   Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
   (e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (f) Expenses. Direct expenses are charged to the Fund; general expenses of the series are allocated to the funds based on each fund’s relative net assets.
   (g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
   (h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)
   (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).
   Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

Up to $1 billion	0.850%
Next $1 billion	0.825%
Next $3 billion	0.800%
Next $5 billion	0.775%
Over $10 billion	0.750%

   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Fund.
   During the six months ended June 30, 2007, the Fund’s Class 1, A, B and C shares had voluntary expense limitations in place of 1.03, 1.43%, 2.40%, and 2.26%, respectively. Prior to April 16, 2007 the voluntary expense limitations in effect for Class A, B, C and I shares were 1.75%, 2.50%, 2.50% and 1.50% respectively.
   During the six months ended June 30, 2007, the manager waived a portion of its fee in the amount of $343,306.
   Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”), serve as co-distributors of the Fund. LMIS is a wholly owned broker-dealer subsidiary of Legg Mason.
   There is a maximum initial sales charge of 8.50% and 5.75% for Class 1 and A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A
22     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
   For the six months ended June 30, 2007, LMIS and its affiliates received sales charges of approximately $3,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class B	Class C

CDSCs	$4,000	$0	*

* Amount represents less than $1,000.
   On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. Each fund overseen by the Previous Board (including the Fund) paid it pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment was $3,370. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$240,611,011

Sales	233,479,203

   At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,069,090
Gross unrealized depreciation	(4,486,641)

Net unrealized appreciation	$34,582,449

4.	Class Specific Expenses
The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      23

Notes to Financial Statements (unaudited) (continued)
with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.
   For the six months ended June 30, 2007, class specific expenses were as follows:

			Shareholder Reports
	Distribution Fees	Transfer Agent Fees	Expenses

Class 1	—	$8,009	$181
Class A	$166,459	96,788	42,535
Class B	322,326	67,692	6,797
Class C	381,477	305,200	23,530
Class I	—	1,770	1,448

Total	$870,262	$479,459	$74,491

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

Net Investment Income
Class 1	$13,280	$13,080
Class A	181,248	466,457
Class B	—	6,826
Class C	—	41,064
Class I*	5,475	22,585

Total	$200,003	$550,012

Net Realized Gains
Class 1	$117,872	—
Class A	3,901,806	$6,836,132
Class B	1,858,237	1,162,334
Class C	2,239,045	9,816,724
Class I*	57,940	361,132

Total	$8,174,900	$18,176,322

*	As of November 20, 2006 Class Y shares were renamed Class I shares.

6.	Shares of Beneficial Interest
At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.
24     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006

	Shares	Amount	Shares	Amount

Class 1
Shares sold	18,131	$238,443	4,000	$49,806
Shares issued on reinvestment	9,936	131,152	1,050	13,078
Shares repurchased	(32,851)	(426,665)	(3,568)	(44,422)
Shares issued with merger	—	—	333,111	4,059,034

Net Increase (Decrease)	(4,784)	$(57,070)	334,593	$4,077,496

Class A
Shares sold	1,464,234	$19,122,054	630,999	$8,149,605
Shares issued on reinvestment	281,954	3,730,254	445,416	5,430,344
Shares repurchased	(974,067)	(12,623,615)	(673,914)	(8,674,308)
Shares issued with merger	—	—	6,508,246	79,304,261

Net Increase	772,121	$10,228,693	6,910,747	$84,209,902

Class B
Shares sold	432,750	$5,398,867	162,832	$2,033,268
Shares issued on reinvestment	142,265	1,799,653	94,424	1,101,033
Shares repurchased	(779,861)	(9,727,411)	(359,443)	(4,446,179)
Shares issued with merger	—	—	4,841,474	56,508,716

Net Increase (Decrease)	(204,846)	$(2,528,891)	4,739,287	$55,196,838

Class C
Shares sold	1,791,498	$23,517,622	2,564,336	$33,749,807
Shares issued on reinvestment	166,760	2,222,916	796,442	9,796,494
Shares repurchased	(1,185,512)	(15,587,236)	(1,198,545)	(15,666,130)
Shares issued with merger	—	—	146,107	1,797,852

Net Increase	772,746	$10,153,302	2,308,340	$29,678,023

Class I*
Shares sold	6,071	$79,075	37,776	$514,676
Shares repurchased	(14,239)	(187,353)	(55,500)	(715,931)

Net Decrease	(8,168)	$(108,278)	(17,724)	$(201,255)

*	As of November 20, 2006 Class Y shares were renamed Class I shares

7.	Capital Loss Carryforward
On December 31, 2006, the Fund had a net capital loss carryforward of $35,463,766, of which $5,066,297 expires in 2008, $30,397,469 expires in 2009. These amounts will be available to offset any future taxable capital gains. However, the Fund is subject to an annual limitation of $5,978,469 as a result of the merger with Legg Mason Partners International Fund on December 1, 2006.

8.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      25

Notes to Financial Statements (unaudited) (continued)
Fund Management, LLC (“SBFM”), the then-investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been
26     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under its respective contracts.
* * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      27

Notes to Financial Statements (unaudited) (continued)
the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.
28     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

11.	Special Shareholder Meeting And Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portion of the costs that are borne by the fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

12.	Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
* * *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Subsequent Event
On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither
Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report      29

Notes to Financial Statements (unaudited) (continued)
admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.
30     Legg Mason Partners Global Equity Fund 2007 Semi-Annual Report

Legg Mason Partners,
Global Equity Fund

TRUSTEES
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISER
Batterymarch Financial Management, Inc.

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC
PFS Investments Inc.

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Global Equity Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

© 2007 Legg Mason
Investor Services, LLC
Member FINRA, SIPC

FD02625 SR07-382

Legg Mason Partners
Global Equity Fund

The Fund is a separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS GLOBAL EQUITY FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
Not Applicable
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable
ITEM 4. Principal Accountant Fees and Services
Not Applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust
Date: August 28, 2007

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust
Date: August 28, 2007